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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Life Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

    /s/Kenneth S. Miller          Fairfield, Ohio            October 24, 2005



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                           1

Form 13F Information Table Entry Total:                    26

Form 13F Information Table Value Total:               433,006

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.
                                                -------------



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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS  SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP    COMMON       00081T108          663      23,501   SH              SHARED          01       --     23,501     --
ALLIANCE CAPITAL
  MGMT HLDG
  LTD PART          COMMON       01855A101       53,779   1,123,900   SH              SHARED          01       --  1,123,900     --
ALLTEL CORP         COMMON       020039103       61,203     940,000   SH              SHARED          01       --    940,000     --
CINERGY CORP        COMMON       172474108       23,870     537,500   SH              SHARED          01       --    537,500     --
COMMERCIAL NET
  LEASE REALTY      COMMON       202218103        8,272     413,600   SH              SHARED          01       --    413,600     --
DEVELOPERS
  DIVERSIFIED
  REALTY            COMMON       251591103       21,015     450,000   SH              SHARED          01       --    450,000     --
DUKE REALTY CORP    COMMON       264411505        5,743     169,500   SH              SHARED          01       --    169,500     --
EXXON MOBIL
  CORPORATION       COMMON       30231G102       25,797     406,000   SH              SHARED          01       --    406,000     --
FIFTH THIRD BANCORP COMMON       316773100       38,078   1,036,125   SH              SHARED          01       --  1,036,125     --
FIRST MERIT
  CORPORATION       COMMON       337915102        2,679     100,000   SH              SHARED          01       --    100,000     --
FORTUNE BRANDS INC  COMMON       349631101        8,133     100,000   SH              SHARED          01       --    100,000     --
GENERAL ELECTRIC
  CO.               COMMON       369604103        3,367     100,000   SH              SHARED          01       --    100,000     --
GLIMCHER REALTY
  TRUST             COMMON       379302102       22,023     900,000   SH              SHARED          01       --    900,000     --
JOHNSON & JOHNSON   COMMON       478160104        7,910     125,000   SH              SHARED          01       --    125,000     --
LINCOLN NATIONAL
  CORP              COMMON       534187109        7,803     150,000   SH              SHARED          01       --    150,000     --
NATIONAL CITY
  CORPORATION       COMMON       635405103       53,773   1,608,032   SH              SHARED          01       --  1,608,032     --
PNC FINANCIAL
  SERVICES GROUP    COMMON       693475105       14,163     244,100   SH              SHARED          01       --    244,100     --
PFIZER INC          COMMON       717081103        3,121     125,000   SH              SHARED          01       --    125,000     --
PIEDMONT NATURAL
  GAS               COMMON       720186105          513      20,400   SH              SHARED          01       --     20,400     --
PROCTER & GAMBLE
  CORPORATION       COMMON       742718109        6,243     105,000   SH              SHARED          01       --    105,000     --
SKY FINANCIAL
  GROUP INC         COMMON       83080P103        8,599     305,900   SH              SHARED          01       --    305,900     --
SYSCO CORP          COMMON       871829107          784      25,000   SH              SHARED          01       --     25,000     --
U S BANCORP         COMMON       902973304        7,020     250,000   SH              SHARED          01       --    250,000     --
WELLS FARGO & CO    COMMON       949746101       22,257     380,000   SH              SHARED          01       --    380,000     --
WYETH               COMMON       983024100       23,135     500,000   SH              SHARED          01       --    500,000     --
PARTNERRE LTD       COMMON       G6852T105        3,063      47,828                   SHARED          01       --     47,828     --
                                                433,006  10,186,386                                               10,186,386



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